Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 3.2	$ 1.9	$ 1.3	$ 1.1
Expected credit losses on securities where credit losses were not previously recognized	0.0	2.7	1.7	4.1
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(2.7)	1.2	(2.2)	0.6
Securities sold/redeemed/matured	(0.2)	0.0	(0.5)	0.0
Balance at end of period	$ 0.3	$ 5.8	$ 0.3	$ 5.8